CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Movantik
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment loss	$ 0
Useful life of assets (in years)	12 years 6 months
Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input	17.8